Leases (Details) - Schedule of Total Lease Expense - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Total Lease Expense [Abstract]
Operating lease cost	$ 160	$ 139	$ 456	$ 272	$ 721	$ 478
Total lease cost	$ 305	$ 139	$ 601	$ 272	$ 721	$ 478